Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Subclassifications of assets, liabilities and equities [abstract]
Net assets of post-employment benefit plans	$ 331	$ 262	$ 403
Investments	114	106	88
Publicly-traded and privately-held investments	110	103	103
Long-term notes and other receivables	89	101	64
Derivative assets	68	51	126
Other	135	134	113
Total other non-current assets	$ 847	$ 757	$ 897